T. ROWE PRICE Target 2055 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 6.4%
T. Rowe Price Funds:
New Income Fund  3,288 929 360 397,165 3,868
International Bond Fund (USD
Hedged)  1,143 306 64 138,066 1,405
U.S. Treasury Long-Term Index
Fund  906 816 78 112,822 1,284
Dynamic Global Bond Fund  721 201 42 90,989 913
Emerging Markets Bond Fund  493 106 231 37,366 417
High Yield Fund  462 122 289 49,755 330
Floating Rate Fund  263 64 316 3,010 29
Total Bond Mutual Funds (Cost $8,247) 8,246
EQUITY MUTUAL FUNDS 92.3%
T. Rowe Price Funds:
Value Fund  14,511 6,479 1,135 593,021 25,903
Growth Stock Fund (2) 17,213 5,098 3,687 234,748 23,341
Equity Index 500 Fund  6,728 3,484 1,302 105,483 10,636
International Value Equity Fund  5,755 2,212 408 645,814 9,545
Overseas Stock Fund  6,003 2,012 724 744,077 9,249
International Stock Fund  5,663 1,918 369 419,945 9,067
Emerging Markets Stock Fund  3,697 1,044 960 95,255 5,394
Mid-Cap Growth Fund  3,337 1,087 245 44,162 5,100
Mid-Cap Value Fund  2,802 1,076 211 148,785 4,777
Small-Cap Stock Fund  1,948 772 258 50,076 3,408
New Horizons Fund (2) 2,613 878 663 39,333 3,263
Small-Cap Value Fund  1,721 648 129 55,707 3,227
Real Assets Fund  1,562 970 105 223,894 2,902
U.S. Large-Cap Core Fund  373 938 48 47,213 1,460
Emerging Markets Discovery
Stock Fund  32 1,098 28 83,309 1,299
Total Equity Mutual Funds (Cost $91,932) 118,571

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 722 3,987 2,966 1,742,785 1,743
Total Short-Term Investments (Cost $1,743) 1,743
Total Investments in Securities 100.1%
(Cost $101,922) $ 128,560
Other Assets Less Liabilities (0.1)% (75)
Net Assets 100.0% $ 128,485
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 33 $ 16
Emerging Markets Bond Fund (13) 49 20
Emerging Markets Discovery Stock Fund 3 197 7
Emerging Markets Stock Fund 23 1,613 55
Equity Index 500 Fund 103 1,726 121
Floating Rate Fund (3) 18 10
Growth Stock Fund 1,082 4,717 —
High Yield Fund 3 35 22
International Bond Fund (USD Hedged) 5 20 18
International Stock Fund 89 1,855 86
International Value Equity Fund (37) 1,986 203
Mid-Cap Growth Fund 214 921 8
Mid-Cap Value Fund 89 1,110 65
New Horizons Fund 466 435 —
New Income Fund 33 11 73
Overseas Stock Fund (47) 1,958 166
Real Assets Fund (3) 475 49
Small-Cap Stock Fund 62 946 16
Small-Cap Value Fund 35 987 24
U.S. Large-Cap Core Fund 6 197 12
U.S. Treasury Long-Term Index Fund 192 (360) 15
Value Fund 324 6,048 328
U.S. Treasury Money Fund, 0.09% — — 3
Totals $ 2,626# $ 24,977 $ 1,317+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $2,411 of the net realized gain (loss).
+ Investment income comprised $1,317 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2055 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2055 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F199-054Q3 02/21